REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Abraham
Fortress Fund and
Board of Trustees of Investment
Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying
consolidated statement of assets and
liabilities, including the consolidated
schedule of investments, of Abraham
Fortress Fund (the Fund), a series of
Investment Managers Series Trust II, as
of June 30, 2025, the related
consolidated statement of operations
for the year then ended, the
consolidated statements of changes in
net assets for each of the two years in
the period then ended, the
consolidated financial highlights for the years ended June 30, 2025, 2024, and
2023, and for the period from October
13, 2021 (beginning of reporting period) through June 30, 2022, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the
responsibility of the Funds
management. Our responsibility is to
express an opinion on the Funds
financial statements based on our
audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United
States) (PCAOB) and are required to be
independent with respect to the Fund
in accordance with the U.S. federal
securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance
with the standards of the PCAOB.
Those standards require that we plan
and perform the audit to obtain
reasonable assurance about whether
the financial statements are free of
material misstatement whether due to
error or fraud.

Our audits included performing
procedures to assess the risks of
material misstatement of the financial
statements, whether due to error or
fraud, and performing procedures that
respond to those risks. Such procedures
included examining, on a test basis,
evidence regarding the amounts and
disclosures in the financial statements.
Our procedures included confirmation
of securities owned as of June 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds auditor
since 2021.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 28, 2025